Real Estate Owned	12 Months Ended
Jun. 30, 2026
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE D - REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2026	2025
Balance at beginning of year	$-	$10
Loans transferred to real estate owned	79	-
Disposals	-	10
Balance at end of year	$79	$-